Contributed Equity	12 Months Ended
Jun. 30, 2018
Contributed Equity

NOTE 18. CONTRIBUTED EQUITY

		Consolidated
	Note	June 30, 2018 A$	June 30, 2017 A$
Fully paid ordinary shares	18(a)	203,570,765	185,690,589
Options over ordinary shares – listed		9,661,954	9,661,954

		213,232,719	195,352,543

(a) Ordinary Shares

		June 30, 2018		June 30, 2017
	Note	No.	A$	No.	A$
At the beginning of reporting period		2,079,742,938	185,690,589	2,061,630,944	184,868,978
Shares issued during year	18(b)	889,880,270	16,968,200	—	—
Exercise of options and warrants (Shares issued during the year)	18(b)	56,459,461	1,737,497	18,111,994	830,144
Transaction costs relating to share issues		—	(825,521)	—	(8,533)

At reporting date		3,026,082,669	203,570,765	2,079,742,938	185,690,589

(b) Shares issued

2018 Details	Number	Issue Price A$	Total A$
Shares issued under Securities Purchase Agreement	263,126,800	0.01	3,806,390
Performance rights exercised (transfer from share-based payment reserve)	56,459,461	0.03	1,737,497
Share placement	326,192,381	0.021	6,850,040
Shares issued under Securities Purchase Agreement	300,561,089	0.021	6,311,770

	946,339,731		18,705,697

2017 Details	Number	Issue Price A$	Total A$
Performance rights exercised(transfer from share-based payment reserve)	18,111,991	0.05	830,143
Options exercised	3	0.20	1

	18,111,994		830,144

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held.

The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Options

Information relating to the Company’s Global Employee Share Option Plan, including details of options issued, exercised and lapsed during the financial year and options outstanding at the end of the reporting period, is set out in note 30.

Unlisted Options

Expiration Date	Exercise Price	Number
December 12, 2018	$0.05019	147,628,500
August 4, 2020	$0.0237	371,445,231
October 30, 2020	$0.057	793,103
March 7, 2021	$0.04	1,026,272
August 4, 2025	$0.025	8,475,995
November 5, 2023	USD 0.025	197,345,100	*

Total		726,714,201

*

1 American Depository Shares (ADS) listed on NASDAQ equals 100 ordinary shares listed on ASX thus the number of warrants on issue has been grossed up and the exercise price adjusted accordingly in the above table to be comparable.

Share buy-back

There is no current on-market share buy-back.

Capital risk management

The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that they can continue to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the consolidated entity may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The consolidated entity would look to raise capital when an opportunity to invest in a business or company was seen as value adding relative to the current parent entity’s share price at the time of the investment. The consolidated entity is not actively pursuing additional investments in the short term as it continues to integrate and grow its existing businesses in order to maximize synergies.